Preferred Shares - Characteristics Specific to Series of Preferred Shares (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Annual dividend rate per share		CAD 0.16	CAD 0.72
Series A
Disclosure of classes of share capital [line items]
Annual dividend rate per share	CAD 0.67725
Series A | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	2.03%
Series B
Disclosure of classes of share capital [line items]
Annual dividend rate per share	CAD 0.7255
Series B | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	2.03%
Series C
Disclosure of classes of share capital [line items]
Annual dividend rate per share	CAD 1.00675
Series C | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.10%
Series D
Disclosure of classes of share capital [line items]
Annual dividend rate per share	CAD 0.0000
Series D | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.10%
Series E
Disclosure of classes of share capital [line items]
Annual dividend rate per share	CAD 1.29850
Series E | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.65%
Series F
Disclosure of classes of share capital [line items]
Annual dividend rate per share	CAD 0.0000
Series F | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.65%
Series G
Disclosure of classes of share capital [line items]
Annual dividend rate per share	CAD 1.325
Series G | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.80%
Series H
Disclosure of classes of share capital [line items]
Annual dividend rate per share	CAD 0.0000
Series H | Benchmark
Disclosure of classes of share capital [line items]
Rate spread over Benchmark	3.80%